CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - EUR (€) € in Thousands		Total	Share capital	Premiums related to the share capital	Reserves	Translation reserve	Net income (loss)
Beginning balance at Dec. 31, 2019		€ 85,560	€ 1,794	€ 281,688	€ (136,607)	€ 1,344	€ (62,659)
Net loss for the period		(73,300)					(73,300)
Other comprehensive income		381			(19)	400
Total comprehensive income (loss)		(72,919)	0	0	(19)	400	(73,300)
Allocation of prior period loss		0		(54,208)	(8,451)		62,659
Allocation of reserves on premiums		0		(119,282)	119,282
Issue of ordinary shares		12,719	212	12,507
Share-based payment		1,179			1,179
Ending balance at Dec. 31, 2020		26,539	2,006	120,705	(24,616)	1,744	(73,300)
Net loss for the period		(53,797)					(53,797)
Other comprehensive income		(460)			68	(528)
Total comprehensive income (loss)		(54,257)	0	0	68	(528)	(53,797)
Allocation of prior period loss	[1]	0		(71,037)	(2,263)		73,300
Issue of ordinary shares	[2]	52,842	1,096	51,746
Issue of warrants		15		15
Share-based payment		1,323			1,323
Other		195			195
Transaction costs	[3]	(3,811)		(3,811)
Ending balance at Dec. 31, 2021		22,845	3,102	97,618	(25,293)	1,215	(53,797)
Net loss for the period		(228)					(228)
Other comprehensive income		422			235	187
Total comprehensive income (loss)		194	0	0	235	187	(228)
Allocation of prior period loss	[1]	0		(48,643)	(5,154)		53,797
Share-based payment		447			447
Ending balance at Dec. 31, 2022		€ 23,487	€ 3,102	€ 48,975	€ (29,765)	€ 1,402	€ (228)

[1]	For each of the year presented the standalone net loss of Erytech Pharma SA has been allocated to the Premiums pursuant to a shareholders meeting decision.
[2]	of which €31,826 thousand as result of the Registered Direct Offerings in April (€24,867 thousand) and in December 2021 (€6,957 thousand) ; €6,616 thousand related to the ATM and €14,400 thousand related to the conversion of five tranches of OCABSA.
[3]	Related to capital increase